Notes Payable (Details) - Sep. 16, 2025 - Letter of Credit [Member] - Notes Payable [Member] ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Notes Payable [Line Items]
Notes payable current	$ 2.8	¥ 20.0
Due date	Sep. 16, 2026